Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Interest income	€ 71,430	€ 46,463	€ 45,741
Interest expense	(32,811)	(13,093)	(13,747)
Interest income/(charges)	38,619	33,370	31,994
Dividend income	488	513	391
Income from companies accounted for using the equity method	702	432	(96)
Commission income	15,867	13,812	13,024
Commission expense	(4,077)	(3,310)	(3,009)
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	149	628	1,107
Gain or losses on financial assets and liabilities held for trading, net	842	1,141	3,211
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	162	132	82
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	968	270	(171)
Gain or losses from hedge accounting, net	74	(46)	51
Exchange differences, net	(542)	(562)	(2,093)
Other operating income	1,510	2,255	1,920
Other operating expenses	(2,803)	(2,442)	(2,342)
Income from assets under insurance and reinsurance contracts	2,698	1,516	1,452
Expenses from liabilities under insurance and reinsurance contracts	(2,540)	(1,305)	(1,242)
Total income	52,117	46,404	44,279
Administrative expenses	(20,918)	(18,659)	(18,320)
Staff costs	(12,547)	(11,216)	(10,783)
Other general administrative expenses	(8,371)	(7,443)	(7,537)
Depreciation and amortisation cost	(2,985)	(2,756)	(2,810)
Provisions or reversal of provisions, net	(1,881)	(2,814)	(2,378)
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes	(10,863)	(7,407)	(12,382)
Impairment or reversal of impairment of investments in subsidiaries, joint ventures and associates, net	0	0	0
Impairment or reversal of impairment on non-financial assets, net	(239)	(231)	(10,416)
Tangible assets	(140)	(150)	(174)
Intangible assets	(75)	(71)	(10,242)
Others	(24)	(10)	0
Gain or losses on non-financial assets and investments, net	12	53	114
Negative goodwill recognized in results	0	0	8
Gains or losses on non-current assets held for sale not classified as discontinued operations	7	(43)	(171)
Operating profit/(loss) before tax	15,250	14,547	(2,076)
Tax expense or income from continuing operations	(4,486)	(4,894)	(5,632)
Profit/(loss) from continuing operations	10,764	9,653	(7,708)
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	10,764	9,653	(7,708)
Profit/(loss) attributable to non-controlling interests	1,159	1,529	1,063
Profit/(loss) attributable to the parent	€ 9,605	€ 8,124	€ (8,771)
Earnings/(losses) per share
Basic (in euro per share)	€ 0.539	€ 0.438	€ (0.538)
Diluted (in euro per share)	€ 0.537	€ 0.436	€ (0.538)
Other financial assets and liabilities
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 115	€ 539	€ 1,138
Financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Interest income	5,479	2,582	2,840
Dividend income	87	112	88
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes	(7)	(19)	(19)
Financial assets at amortized cost
IFRS Statement [Line Items]
Interest income	59,214	40,471	40,365
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	34	89	(31)
Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes	(10,856)	(7,388)	(12,363)
Other interest income
IFRS Statement [Line Items]
Interest income	6,737	3,410	2,536
Reclassification of financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	0	0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	0	0	0
Reclassification of financial assets at amortized cost
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	0	0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	0	0	0
Other gains (losses)
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	842	1,141	3,211
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	€ 162	€ 132	€ 82